RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cash equivalents	$ 13,256,505	$ 14,788,750
Cash held by entity	3,742,354	3,809,111
Total cash and cash equivalents	16,998,859	18,597,861	$ 17,032,857	$ 36,642,829
Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	13,256,226	14,788,284
Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	279	466
Central bank | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	4,166,796	6,857,510
Central bank | Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	279	466
Financial entities | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	$ 9,089,430	$ 7,930,774